Earnings per share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Earnings per share
Warrant	26,765	25,250
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,235